Shareholder Report, Holdings (Details)	Sep. 30, 2025
Cohen & Steers Real Estate Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Cohen & Steers Real Estate Active ETF | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Cohen & Steers Real Estate Active ETF | Residential
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Cohen & Steers Real Estate Active ETF | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Cohen & Steers Real Estate Active ETF | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Cohen & Steers Real Estate Active ETF | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Cohen & Steers Real Estate Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Cohen & Steers Real Estate Active ETF | Specialty
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Cohen & Steers Real Estate Active ETF | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Cohen & Steers Real Estate Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Cohen & Steers Real Estate Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Cohen & Steers Real Estate Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Real Estate Active ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Real Estate Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Real Estate Active ETF | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Real Estate Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Real Estate Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cohen & Steers Real Estate Active ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers Real Estate Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cohen & Steers Real Estate Active ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Cohen & Steers Real Estate Active ETF | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cohen & Steers Real Estate Active ETF | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Cohen & Steers Real Estate Active ETF | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Real Estate Active ETF | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Real Estate Active ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Real Estate Active ETF | National Storage Affiliates Trust
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Real Estate Active ETF | SBA Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cohen & Steers Real Estate Active ETF | Essex Property Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Real Estate Active ETF | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Insurance
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Cohen & Steers Preferred and Income Opportunities Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Phillips 66 Co., 6.20%, Series B, due 3/15/2056
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | MetLife Capital Trust IV, 7.875%, due 12/15/2037
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Phillips 66 Co., 5.875%, Series A, due 3/15/2056
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | RCI Banque SA, 6.125% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | Citigroup, Inc., 6.95%, Series FF
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | Bank of Montreal, 7.70%, due 5/26/2084 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | Nomura Holdings, Inc., 7.00% (Japan)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Natural Resources Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers Natural Resources Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cohen & Steers Natural Resources Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Cohen & Steers Natural Resources Active ETF | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Cohen & Steers Natural Resources Active ETF | Agribusiness
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Cohen & Steers Natural Resources Active ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Natural Resources Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Cohen & Steers Natural Resources Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Natural Resources Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Natural Resources Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Natural Resources Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Cohen & Steers Natural Resources Active ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Cohen & Steers Natural Resources Active ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cohen & Steers Natural Resources Active ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Natural Resources Active ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Cohen & Steers Natural Resources Active ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Natural Resources Active ETF | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Natural Resources Active ETF | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Cohen & Steers Natural Resources Active ETF | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers Natural Resources Active ETF | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Cohen & Steers Natural Resources Active ETF | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Natural Resources Active ETF | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Natural Resources Active ETF | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Natural Resources Active ETF | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Natural Resources Active ETF | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Natural Resources Active ETF | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%